                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  September 30, 2012
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7711 Bonhomme Ave., Suite 600
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
                  -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   11/13/2012
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 76
                                            --------------------------------

Form 13F Information Table Value Total:     $       37,102
                                            --------------------------------
                                                     (thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8x8 Inc.                       common           282914100      428    65225 SH       Sole                    41465             23760
ACETO CORP COM                 common           004446100      294    31105 SH       Sole                    19275             11830
ACI Worldwide, Inc.            common           004498101      347     8200 SH       Sole                     5150              3050
ASPEN TECHNOLOGY INC COM       common           045327103      400    15465 SH       Sole                     9570              5895
Acadia Healthcare Inc.         common           00404A109      541    22700 SH       Sole                    21240              1460
Adolor Corporation CPR         common           007ESC999        0   158735 SH       Sole                    95090             63645
Akorn Inc.                     common           009728106      895    67710 SH       Sole                    50755             16955
Amarin Corporation PLC         common           023111206      365    29030 SH       Sole                    18215             10815
American Apparel Inc.          common           023850100      695   451465 SH       Sole                   357585             93880
Attunity LTD                   common           M15332121      797   100543 SH       Sole                    79141             21402
BIOSCRIP INC COM               common           09069N108      373    40935 SH       Sole                    26130             14805
Beazer Homes USA, Inc.         common           07556Q881      333    93940 SH       Sole                    60325             33615
BuildersFirstsource Inc.       common           12008R107      833   160470 SH       Sole                   134050             26420
CINCINNATI BELL INC            common           171871106      434    76070 SH       Sole                    48090             27980
Cadence Design Systems Inc.    common           127387108      462    35890 SH       Sole                    33800              2090
CalAmp Corporation             common           128126109     1168   142259 SH       Sole                   111539             30720
Callidus Software, Inc.        common           13123e500      282    57260 SH       Sole                    38950             18310
Cedar Fair LP                  common           150185106      646    19300 SH       Sole                    17650              1650
ChipMos Technologies Ltd.      common           G2110R114      403    25440 SH       Sole                    15760              9680
Columbia Laboratories Inc.     common           197779101      526   530855 SH       Sole                   417815            113040
Cray, Inc.                     common           225223304      321    25270 SH       Sole                    23290              1980
Cyanotech Corporation          common           232437301      118    19958 SH       Sole                    17198              2760
CyroPort, Inc.                 common           229050208       37   183500 SH       Sole                   113985             69515
Depomed, Inc.                  common           249908104      301    50935 SH       Sole                    32555             18380
Dynavax Technologies Corporati common           268158102      423    88895 SH       Sole                    56660             32235
EHEALTH INC COM                common           28238P109      497    26505 SH       Sole                    25010              1495
Education Realty Trust Inc.    common           28140H104      543    49850 SH       Sole                    46740              3110
EnteroMedics Inc.              common           29365M208      746   204305 SH       Sole                   170170             34135
Five Below Inc.                common           33829M101      380     9715 SH       Sole                     6080              3635
Flagstar Bancorp Inc.          common           337930705      541   491885 SH       Sole                   382390            109495
FormFactor Inc.                common           346375108      657   117470 SH       Sole                    94020             23450
Grand Canyon Education, Inc.   common           38526m106      595    25293 SH       Sole                    23978              1315
HORNBECK OFFSHORE SVCS INCCOM  common           440543106      422    11505 SH       Sole                    10845               660
Headwaters Inc.                common           42210P102      951   144495 SH       Sole                   114505             29990
Heartland Payment Systems Inc. common           42235N108      535    16875 SH       Sole                    15815              1060
Hudson Technologies Inc.       common           444144109      364   100305 SH       Sole                    93860              6445
Huron Consulting Group Inc.    common           447462102      439    12615 SH       Sole                    11875               740
ION GEOPHYSICAL CORP COM       common           462044108      247    35625 SH       Sole                    22050             13575
IRIS International, Inc.       common           46270w105      666    34125 SH       Sole                    31875              2250
Ikanos Communications, Inc.    common           45173E105      449   322802 SH       Sole                   217372            105430
Inphi Corporation              common           45772F107      478    44810 SH       Sole                    42830              1980
Joe's Jeans Inc.               common           47777N101      564   522289 SH       Sole                   422554             99735
Lexicon Pharmaceuticals Inc.   common           528872104      296   127650 SH       Sole                   117505             10145
Lionbridge Technologies Inc.   common           536252109      304    86385 SH       Sole                    55505             30880
Lithia Motors Inc.             common           536797103      645    19359 SH       Sole                    17964              1395
Market Leader Inc.             common           57056R103      599    89445 SH       Sole                    83665              5780
Mattersight Corporation        common           577097108      384    64946 SH       Sole                    58361              6585
Movado Group Inc.              common           624580106      520    15415 SH       Sole                    14235              1180
Mueller Water Products Inc.    common           624758108      851   173770 SH       Sole                   141900             31870
Multimedia Games Inc.          common           625453105      882    56095 SH       Sole                    46505              9590
NUVASIVE INCCOM                common           670704105      433    18895 SH       Sole                    17845              1050
Nanosphere Inc.                common           63009F105      714   215030 SH       Sole                   169930             45100
NeoGenomics, Inc.              common           64049M209      243    80885 SH       Sole                    45240             35645
Novadaq Technologies, Inc.     common           66987G102      473    45725 SH       Sole                    28920             16805
On Assignment, Inc.            common           682159108      501    25150 SH       Sole                    23155              1995
Ormat Technologies Ic.         common           686688102      374    19970 SH       Sole                    18865              1105
PDF Solutions Inc.             common           693282105     1104    80805 SH       Sole                    63160             17645
Procera Networks Inc.          common           74269U203      324    13780 SH       Sole                     9235              4545
ReachLocal Inc.                common           75525F104      438    34955 SH       Sole                    32815              2140
Rentech, Inc.                  common           760112102      320   130030 SH       Sole                    84220             45810
Ryland Group Inc.              common           783764103      535    17820 SH       Sole                    16665              1155
Saba Software,Inc.             common           784932600      260    25985 SH       Sole                    14055             11930
Silicon Image, Inc.            common           82705t102      162    35460 SH       Sole                    22280             13180
Skechers USA Inc               common           830566105      284    13945 SH       Sole                    12815              1130
Smith & Wesson Holding Corpora common           831756101      770    69895 SH       Sole                    56000             13895
Spectranetics Corporation      common           84760C107     1066    72279 SH       Sole                    62164             10115
Stewart Information Services C common           860372101      325    16125 SH       Sole                    14690              1435
Streamline Health Solutions In common           86323X106      746   134010 SH       Sole                   101635             32375
TearLab Corporation            common           878193101      685   177990 SH       Sole                   131920             46070
Transgenomic, Inc.             common           89365K206      164   172725 SH       Sole                   114445             58280
USG Corporation                common           903293405      792    36060 SH       Sole                    29605              6455
ValuVision International, Inc. common           92047K107      283   120345 SH       Sole                    71350             48995
Vitesse Semiconductor Corporat common           928497304      159    65095 SH       Sole                    36570             28525
Wabash National Corporation    common           929566107      246    34510 SH       Sole                    22340             12170
ZipRealty Inc.                 common           98974V107      337   119375 SH       Sole                   107920             11455
inContact, Inc.                common           45336e109      389    59790 SH       Sole                    42040             17750